Derivative Instruments	11 Months Ended
Feb. 02, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

We manage our economic and transaction exposure to certain market-based risks through the use of foreign currency derivative instruments. Our objective in holding derivatives is to reduce the volatility of net earnings and cash flows associated with changes in foreign currency exchange rates. We do not hold or issue derivative financial instruments for trading or speculative purposes.

We record all foreign currency derivative instruments on our Consolidated Balance Sheets at fair value and evaluate hedge effectiveness prospectively and retrospectively when electing to apply hedge accounting treatment. We formally document all hedging relationships at inception for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. In addition, we have derivatives which are not designated as hedging instruments. We have no derivatives that have credit risk-related contingent features, and we mitigate our credit risk by engaging with major financial institutions as our counterparties.

Cash Flow Hedges

We previously entered into foreign exchange forward contracts to hedge against the effect of exchange rate fluctuations on certain revenue streams denominated in non-functional currencies. We reported the effective portion of the gain or loss on a cash flow hedge as a component of other comprehensive income and subsequently reclassified the gain or loss into net earnings in the period in which the hedged transaction affected net earnings or the forecasted transaction was no longer probable of occurring. We reported the ineffective portion, if any, of the gain or loss in net earnings. As the revenue streams previously hedged no longer occurred beginning in fiscal 2013 (11-month), we did not have any cash flow hedges outstanding.

Derivatives Not Designated as Hedging Instruments

Derivatives not designated as hedging instruments include foreign exchange forward contracts used to manage the impact of fluctuations in foreign currency exchange rates relative to recognized receivable and payable balances denominated in non-functional currencies and on certain forecasted inventory purchases denominated in non-functional currencies. The contracts generally have terms of up to six months. These derivative instruments are not designated in hedging relationships and, therefore, we record gains and losses on these contracts directly in net earnings.

Summary of Derivative Balances

The following table presents the gross fair values for derivative instruments and the corresponding classification at February 2, 2013 and March 3, 2012 ($ in millions):

	February 2, 2013		March 3, 2012
Contract Type	Assets	Liabilities	Assets	Liabilities
No hedge designation (foreign exchange forward contracts)	$1	$—	$1	$(2)

The following tables present the effects of derivative instruments on other comprehensive income ("OCI") and on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month		12-Month
	2013		2012
Contract Type	Pre-tax Gain Recognized in OCI(1)	Loss Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)	Pre-tax Gain Recognized in OCI(1)	Gain Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)
Cash flow hedges (foreign exchange forward contracts)	$—	$(1)	$7	$5

(1)	Reflects the amount recognized in OCI prior to the reclassification of 50% to noncontrolling interests for the cash flow and net investment hedges, respectively.

(2)	Gain reclassified from accumulated OCI is included within Selling, general and administrative expenses in our Consolidated Statements of Earnings.

The following table presents the effects of derivatives not designated as hedging instruments on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	Gain Recognized within SG&A
	11-Month	12-Month
Contract Type	2013	2012
No hedge designation (foreign exchange forward contracts)	$2	$5

The following table presents the notional amounts of our foreign currency exchange contracts at February 2, 2013 and March 3, 2012 ($ in millions):

	Notional Amount
Contract Type	February 2, 2013	March 3, 2012
Derivatives not designated as hedging instruments	$173	$238